Ordinary shares	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Ordinary shares
1 2 .	Ordinary shares
In June 2020, the Company changed its authorized capital to US$ 50,000 (500,000,000 ordinary shares), with par value of $0.0001 per share. The Company retroactively reflected this change in capital structure for all periods presented.

As of December 31, 2019, the Company had 50,000,000 ordinary shares (US$5,000) outstanding.
On October 1, 2020, the Company completed its IPO on the NASDAQ Global Market of 3,333,400 American Depositary Shares (“ADS”). Each ADS represents 5 ordinary shares. The offering was at a price of US$9.25 per ADS for a total offering size of approximately US$30.8 million. The net proceeds raised from the IPO amounted to approximately RMB 170.7 million (US$26.2 million) after deducting underwriting discounts and commissions and other offering expenses.

As of December
31
,
2020
, the Company had
66,667,000
ordinary shares
(US$6,667)
outstanding
.
 The excesses of offering price over par value were recorded in additional paid-in capital.
Additional paid-in capital
Ms. Fen Ye, Ms. Fang Ye, and Ms. Hong Ye, the founders of the Company established Lishui Mengxiang VIE in August 2001 by cash injection of RMB 11,200,000,

which was recorded as additional paid in capital of the Group when the reorganization was completed in
October 2018 (Note 1).